Other Financial Instruments and Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
Apr. 30, 2016 USD ($)
Fair Value Disclosures [Abstract]
Money market funds maturity period	three months or less
Company's Municipal bond mature in 2017	$ 1.3
Company's Municipal bond mature in 2018	1.0
Company's Municipal bond mature in 2019	2.9
Company's Municipal bond mature in 2020	2.2
Company's Municipal bond mature in 2021 and beyond	$ 30.2